Borrowings - Lease liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Lease liability on leases with annual payments	£ (161)	£ (117)
Rental payments due within one year
Borrowings
Lease liability on leases with annual payments	(44)	(30)
Rental payments due between one and two years
Borrowings
Lease liability on leases with annual payments	(36)	(22)
Rental payments due between two and three years
Borrowings
Lease liability on leases with annual payments	(25)	(15)
Rental payments due between three and four years
Borrowings
Lease liability on leases with annual payments	(21)	(13)
Rental payments due between four and five years
Borrowings
Lease liability on leases with annual payments	(13)	(10)
Later than five years
Borrowings
Lease liability on leases with annual payments	£ (22)	£ (27)